Document and Entity Information	Feb. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000719739
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	SVB Financial Group
Entity Incorporation State Country Code	DE
Entity File Number	001-39154
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	(408)
Local Phone Number	654-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 5.250% Fixed Rate Non- Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SIVBP
Security Exchange Name	NASDAQ